Accumulated other comprehensive (loss)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Accumulated other comprehensive (loss)
Accumulated other comprehensive (loss)

Note 14. Accumulated other comprehensive (loss)

The changes in accumulated other comprehensive (loss), by component, for the three and nine months ended September 30, 2018 and 2017 are as follows:

	For the Three Months Ended September 30,		For the Nine Months Ended September 30,
	2018		2018
	Foreign currency		Foreign currency
(Millions)	translation adjustment	Total	translation adjustment	Total
Balance, beginning of period	$(202.4)	$(202.4)	$(140.5)	$(140.5)
Other comprehensive income (loss)	4.7	4.7	(57.2)	(57.2)
Balance as at September 30, 2018	$(197.7)	$(197.7)	$(197.7)	$(197.7)

	For the Three Months Ended September 30,		For the Nine Months Ended September 30,
	2017		2017
	Foreign currency		Foreign currency
(Millions)	translation adjustment	Total	translation adjustment	Total
Balance, beginning of period	$(165.0)	$(165.0)	$(212.2)	$(212.2)
Other comprehensive income (loss)	26.3	26.3	73.5	73.5
Balance as at September 30, 2017	$(138.7)	$(138.7)	$(138.7)	$(138.7)

Note 17. Accumulated other comprehensive (loss)

The changes in accumulated other comprehensive (loss), by component, for the years ended December 31, 2017, 2016, and 2015 are as follows:

	For the year ended December 31, 2017
		Equity in
		unrealized
	Foreign currency	gains from
	translation	investments in
	adjustment(1)	affiliates(2)	Other, net(3)	Total
Balance, beginning of year	$(212.2)	$—	$—	$(212.2)
Other comprehensive income (loss)	71.7	—	—	71.7
Balance, end of year	$(140.5)	$—	$—	$(140.5)
(1)	Foreign currency translation adjustment consisted of $83.9 and $(12.2) of gains (losses) related to investments and non-investment net liabilities, respectively. (See Note 18.)
(2)

Equity in unrealized gains from investments in affiliates related to the AFS portfolio of investments held by Symetra which was accounted for under the equity method prior to November 5, 2015. (See Note 20.)

(3)

Other, net consists of accumulated other comprehensive income related to balances arising from Sirius Group’s share in OneBeacon’s Pension Liability (See Note 20) and from amortization of hedge related to the 2007 SIG Senior Notes.

	For the year ended December 31, 2016
		Equity in
		unrealized
	Foreign currency	gains from
	translation	investments in
	adjustment(1)	affiliates(2)	Other, net(3)	Total
Balance, beginning of year	$(144.9)	$—	$(1.2)	$(146.1)
Other comprehensive income (loss)	(67.3)	—	1.2	(66.1)
Balance, end of year	$(212.2)	$—	$—	$(212.2)
(1)	Foreign currency translation adjustment consisted of $(83.1) and $15.8 of gains (losses) related to investments and non-investment net liabilities, respectively. (See Note 18.)
(2)

Equity in unrealized gains from investments in affiliates related to the AFS portfolio of investments held by Symetra which was accounted for under the equity method prior to November 5, 2015. (See Note 20.)

(3)

Other, net consists of accumulated other comprehensive income related to balances arising from Sirius Group’s share in OneBeacon’s Pension Liability (See Note 20) and from amortization of hedge related to the 2007 SIG Senior Notes.

	For the year ended December 31, 2015
		Equity in
		unrealized
	Foreign currency	gains from
	translation	investments in
	adjustment(1)	affiliates(2)	Other, net(3)	Total
Balance, beginning of year	$(79.5)	$29.8	$(1.4)	$(51.1)
Other comprehensive income (loss)	(65.4)	(29.8)	0.2	(95.0)
Balance, end of year	$(144.9)	$—	$(1.2)	$(146.1)
(1)	Foreign currency translation adjustment consisted of $(110.7) and $45.3 of gains (losses) related to investments and non-investment net liabilities, respectively. (See Note 18.)
(2)

Equity in unrealized gains from investments in affiliates related to the AFS portfolio of investments held by Symetra which was accounted for under the equity method prior to November 5, 2015. (See Note 20.)

(3)

Other, net consists of accumulated other comprehensive income related to balances arising from Sirius Group’s share in OneBeacon’s Pension Liability (See Note 20) and from amortization of hedge related to the 2007 SIG Senior Notes.